OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Millions		12 Months Ended
	Mar. 06, 2017	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Deferred consideration from the sale of Sadiola		$ 19.6	$ 18.9
Advances for the purchase of capital equipment		66.4	44.6
Receivable from Staatsolie		0.0	10.7
Income taxes receivable		2.7	27.0
Royalty interests		7.2	12.8
Long-term prepayment		3.6	4.0
Hedge derivatives		7.0	34.0
Non-hedge derivatives		6.7	1.8
Other		7.5	5.7
Other assets		128.8	204.6
Proceeds from sale of marketable securities		27.6	0.5
Gain (loss) on sale of marketable securities recorded in OCI		(0.3)	0.5
Royalty income, interest, impairment		5.6
Contract term	15 years
Prepayment issued during period				$ 4.9
Utilisation of prepayment issued		0.4	0.3
Côté Gold project
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Advances for the purchase of capital equipment		59.0	33.0
Marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Marketable securities and bond fund investments		6.1	40.4
Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Marketable securities and bond fund investments		$ 2.0	$ 4.7